Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
BOLT THREADS, INC. [Member]
Significant Accounting Policies (Tables) [Line Items]
Schedule of Property and Equipment, Net

Property and equipment, net, are stated at cost, less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives, as follows:

Useful life
Leasehold improvements	Shorter of remaining useful life or lease term
Equipment	10 years
Furniture and fixtures	7 years